UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/15/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 130
Form 13F Information Table Value Total: $ 539,637 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      645 30425.00 SH       SOLE                                   30425.00
ABBOTT LABORATORIES            COM              002824100    12394 222120.00SH       SOLE                                  222120.00
ACCENTURE LTD                  COM              g1150g111    11305 293343.49SH       SOLE                                  293343.49
ADOBE SYSTEMS INC              COM              00724F101    10054 241125.00SH       SOLE                                  241125.00
ADVISORY BOARD                 COM              00762w107      696 13755.00 SH       SOLE                                   13755.00
AIRGAS INC                     COM              009363102     1400 33225.00 SH       SOLE                                   33225.00
ALLIANT TECHSYSTEMS INC        COM              018804104     1346 15320.00 SH       SOLE                                   15320.00
AMCOL INTL CORP                COM              02341w103      458 15475.00 SH       SOLE                                   15475.00
AMERICAN EXPRESS               COM              025816109    13061 231580.36SH       SOLE                                  231580.36
AMERICAN INTERNATIONAL GROUP I COM              026874107      672 10000.00 SH       SOLE                                   10000.00
AMGEN                          COM              031162100    10960 196136.00SH       SOLE                                  196136.00
AMPHENOL CORP NEW-CL A         cl A             032095101     2366 36650.00 SH       SOLE                                   36650.00
ANIMAL HEALTH INTL INC COM     COM              03525N109      500 41400.00 SH       SOLE                                   41400.00
APTARGROUP INC                 COM              038336103      603  9020.00 SH       SOLE                                    9020.00
ASTEC INDS INC COM             COM              046224101      585 14550.00 SH       SOLE                                   14550.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1271 37550.00 SH       SOLE                                   37550.00
BAKER HUGHES INC               COM              057224107      617  9342.00 SH       SOLE                                    9342.00
BANK OF NEW YORK               COM              064057102    13940 343785.25SH       SOLE                                  343785.25
BE AEROSPACE INC COM           COM              073302101      265  8370.00 SH       SOLE                                    8370.00
BJ SERVICES CO                 COM              055482103     1262 45250.00 SH       SOLE                                   45250.00
BROADCOM CORP CL A             cl A             111320107     8498 264995.00SH       SOLE                                  264995.00
CACI INTERNATIONAL INC-CL A    cl A             127190304      515 11005.00 SH       SOLE                                   11005.00
CARTER'S                       COM              146229109      384 15175.00 SH       SOLE                                   15175.00
CATERPILLAR INC                COM              149123101    13699 204375.69SH       SOLE                                  204375.69
CENTERLINE HOLDINGS            COM              15188t108      639 33025.00 SH       SOLE                                   33025.00
CHEVRONTEXACO CORP             COM              166764100      798 10795.61 SH       SOLE                                   10795.61
CIMAREX ENERGY CO              COM              171798101      458 12375.00 SH       SOLE                                   12375.00
CISCO SYSTEMS INC              COM              17275R102    10282 402748.00SH       SOLE                                  402748.00
CIT GROUP INC                  COM              125581108    15807 298698.67SH       SOLE                                  298698.67
CITIGROUP INC                  COM              172967101      205  3993.00 SH       SOLE                                    3993.00
CITRIX SYSTEMS INC             COM              177376100     1509 47140.00 SH       SOLE                                   47140.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2550 28895.00 SH       SOLE                                   28895.00
COLGATE PALMOLIVE CO.          COM              194162103    14602 218632.07SH       SOLE                                  218632.07
COMCAST CORP NEW CL A          cl A             20030N101    12107 466557.49SH       SOLE                                  466557.49
COMCAST CORP SPECIAL           COM              20030n200     2677 105125.00SH       SOLE                                  105125.00
COMMVAULT SYSTEMS INC COM      COM              204166102      202 12500.00 SH       SOLE                                   12500.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1184 15595.00 SH       SOLE                                   15595.00
CYTYC CORP                     COM              232946103     1764 51585.00 SH       SOLE                                   51585.00
DAVITA INC                     COM              23918k108     1325 24855.00 SH       SOLE                                   24855.00
DEAN FOODS CO NEW COM          COM              242370104     1465 31350.00 SH       SOLE                                   31350.00
DONALDSON CO INC               COM              257651109     1293 35835.00 SH       SOLE                                   35835.00
DUN & BRADSTREET CORP          COM              26483e100     2989 32780.00 SH       SOLE                                   32780.00
DYNAMIC MATLS CORP COM         COM              267888105      539 16475.00 SH       SOLE                                   16475.00
EMERSON ELECTRIC CO            COM              291011104    13908 322780.88SH       SOLE                                  322780.88
EMULEX CORP NEW                COM              292475209     2123 116100.00SH       SOLE                                  116100.00
EURONET WORLDWIDE              COM              298736109      418 15575.00 SH       SOLE                                   15575.00
EXXON MOBIL CORP               COM              30231G102    10790 143020.10SH       SOLE                                  143020.10
FIRST CASH FINL SVCS INC       COM              31942D107      518 23275.00 SH       SOLE                                   23275.00
FISERV INC                     COM              337738108     1560 29415.00 SH       SOLE                                   29415.00
FREEPORT MCMORAN C&G B         COM              35671D857      643  9721.99 SH       SOLE                                    9721.99
GAMING PARTNERS INTL COM       COM              36467a107      406 22300.00 SH       SOLE                                   22300.00
GEN-PROBE INC NEW COM          COM              36866T103     2136 45370.00 SH       SOLE                                   45370.00
GENERAL ELECTRIC CO            COM              369604103    13053 369167.85SH       SOLE                                  369167.85
HCC INSURANCE HOLDINGS INC     COM              404132102     2918 94763.00 SH       SOLE                                   94763.00
HEALTH MANAGEMENT SYSTEMS INC  COM              40425j101      526 24025.00 SH       SOLE                                   24025.00
HEALTHCARE SVCS GP INC         COM              421906108      838 29275.00 SH       SOLE                                   29275.00
HEALTHTRONICS INC COM          COM              42222L107      386 71650.00 SH       SOLE                                   71650.00
HEALTHWAYS INC COM             COM              422245100      528 11300.00 SH       SOLE                                   11300.00
HENRY SCHEIN INC               COM              806407102     2643 47915.00 SH       SOLE                                   47915.00
HOLLY CORP NEW $0.01 PAR       COM              435758305     1036 17485.00 SH       SOLE                                   17485.00
HYDRIL                         COM              448774109     2292 23825.00 SH       SOLE                                   23825.00
IAC INTERACTIVECORP COM NEW    COM              44919P300     1483 39330.00 SH       SOLE                                   39330.00
IBM                            COM              459200101     9391 99630.86 SH       SOLE                                   99630.86
INTERCONTINENTALEXCHAN COM     COM              45865v100     1269 10385.00 SH       SOLE                                   10385.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      471 12025.00 SH       SOLE                                   12025.00
ISHARES TR S&P SMLCAP 600      S&P smlcap 600   464287804     1418 20885.00 SH       SOLE                                   20885.00
J P MORGAN CHASE & CO.         COM              46625h100    14235 294251.98SH       SOLE                                  294251.98
JOSEPH BANK CLOTHIERS          COM              480838101      510 14450.00 SH       SOLE                                   14450.00
JUNIPER NETWORK INC            COM              48203R104     1502 76360.00 SH       SOLE                                   76360.00
KBW INC                        COM              482423100      530 15275.00 SH       SOLE                                   15275.00
KENEXA CORP COM                COM              488879107      261  8400.00 SH       SOLE                                    8400.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    15506 177279.45SH       SOLE                                  177279.45
LADISH INC                     COM              505754200      418 11125.00 SH       SOLE                                   11125.00
LAUREATE EDUCATION             COM              518613104    12162 206253.00SH       SOLE                                  206253.00
LAZARD LTD SHS A               COM              G54050102     2536 50555.00 SH       SOLE                                   50555.00
LIFECELL                       COM              531927101      721 28900.00 SH       SOLE                                   28900.00
LKQ CORP COM                   COM              501889208     1696 77623.00 SH       SOLE                                   77623.00
LOGITECH INTL                  COM              h50430232      606 21780.00 SH       SOLE                                   21780.00
LUFKIN INDUSTRIES INC          COM              549764108      393  7000.00 SH       SOLE                                    7000.00
MEDTRONIC INC                  COM              585055106    13598 277188.34SH       SOLE                                  277188.34
METLIFE INSURANCE              COM              59156R108    15950 252587.91SH       SOLE                                  252587.91
MICROCHIP TECHNOLOGY INC       COM              595017104     1337 37650.00 SH       SOLE                                   37650.00
MICROSOFT CORP                 COM              594918104     9701 348081.30SH       SOLE                                  348081.30
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     3512 22725.00 SH       SOLE                                   22725.00
MORGAN STANLEY                 COM              617446448     8714 110651.31SH       SOLE                                  110651.31
NEWFIELD EXPLORATION CO.       COM              651290108     1979 47450.00 SH       SOLE                                   47450.00
NOBLE ENRGY INC COM            COM              655044105     1523 25535.00 SH       SOLE                                   25535.00
NUCO2                          COM              629428103      453 18000.00 SH       SOLE                                   18000.00
OCCIDENTAL PETE CORP           COM              674599105     9164 185847.28SH       SOLE                                  185847.28
PEABODY ENERGY CORP COM        COM              704549104     4825 119908.50SH       SOLE                                  119908.50
PEPSICO INC                    COM              713448108    14862 233826.62SH       SOLE                                  233826.62
PHARMACEUTICAL PROD DEV        COM              717124101     1331 39535.00 SH       SOLE                                   39535.00
POOL CORP                      COM              73278l105     1202 33580.00 SH       SOLE                                   33580.00
PRAXAIR INC                    COM              74005P104    16380 260173.48SH       SOLE                                  260173.48
PRECISION CASTPARTS CP COM     COM              740189105     1943 18680.00 SH       SOLE                                   18680.00
PROCTER & GAMBLE CO            COM              742718109      799 12652.19 SH       SOLE                                   12652.19
QUAKER CHEMICAL CORP           COM              747316107      555 23350.00 SH       SOLE                                   23350.00
QUEST SOFTWARE INC             COM              74834t103      462 28450.00 SH       SOLE                                   28450.00
REGAL BELOIT CORP COM          COM              758750103      499 10775.00 SH       SOLE                                   10775.00
REINSURANCE GP AMER            COM              759351109     1393 24135.00 SH       SOLE                                   24135.00
RENT A CTR INC NEW             COM              76009n100     1265 45235.00 SH       SOLE                                   45235.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      629 17000.00 SH       SOLE                                   17000.00
ROCKWELL COLLINS INC           COM              774341101     3009 44965.00 SH       SOLE                                   44965.00
ROPER INDUSTRIES               COM              776696106     1615 29435.00 SH       SOLE                                   29435.00
SCHLUMBERGER LTD               COM              806857108    10029 145144.97SH       SOLE                                  145144.97
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      211  9075.00 SH       SOLE                                    9075.00
SEI INVESTMENTS CO COM         COM              784117103     1742 28935.00 SH       SOLE                                   28935.00
SOTHEBYS HLDGS INC CL A        cl A             835898107     2447 55030.00 SH       SOLE                                   55030.00
STAPLES INC                    COM              855030102    14881 575901.56SH       SOLE                                  575901.56
T ROWE PRICE GROUP INC         COM              74144t108    15821 335280.38SH       SOLE                                  335280.38
TALEO CORP CL A                cl A             87424n104      630 38000.00 SH       SOLE                                   38000.00
TALX CORP COM                  COM              874918105      557 16825.00 SH       SOLE                                   16825.00
TEREX CORP                     COM              880779103     3115 43415.00 SH       SOLE                                   43415.00
TESORO CORPORATION             COM              881609101     1729 17225.00 SH       SOLE                                   17225.00
TETRA TECH INC NEW             COM              88162g103      456 23975.00 SH       SOLE                                   23975.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      494 24100.00 SH       SOLE                                   24100.00
TEXAS INSTRUMENTS INC          COM              882508104     9271 308007.18SH       SOLE                                  308007.18
THERMO FISHER SCIENTIFIC INC   COM              883556102    15211 325375.00SH       SOLE                                  325375.00
TRANSOCEAN INC.                COM              G90078109    11450 140155.00SH       SOLE                                  140155.00
TRIDENT MICROSYSTEMS COM       COM              895919108      498 24875.00 SH       SOLE                                   24875.00
UAP HLDG CORP COM              COM              903441103     3399 131490.00SH       SOLE                                  131490.00
UNITED RETAIL GROUP COM        COM              911380103      418 34850.00 SH       SOLE                                   34850.00
VALERO ENERGY CORP NEW         COM              91913Y100     4991 77393.26 SH       SOLE                                   77393.26
VCA ANTECH INC                 COM              918194101     1612 44405.00 SH       SOLE                                   44405.00
WATSON WYATT WORLDWIDE         COM              942712100      786 16175.00 SH       SOLE                                   16175.00
WYETH                          COM              983024100    14826 296356.38SH       SOLE                                  296356.38
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2419    22330 SH       SOLE                                      22330
ISHARES MSCI PACIFIC EX-JAPAN  MSCI Pac J IDX   464286665      757     5635 SH       SOLE                                       5635
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2837    37212 SH       SOLE                                      37212
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      565    29677 SH       SOLE                                      29677